INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2017
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

4.INVESTMENTS IN SECURITIES

Available-for-sale securities

Information regarding securities classified as available-for-sale securities as of March 31, 2016 and 2017, is as follows:

	Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2016	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥431,550	¥—	¥539,100
Debt securities	102,441	—	1,621	100,820
Total	¥209,991	¥431,550	¥1,621	¥639,920

March 31, 2017
Available-for-sale securities:
Equity securities	¥107,550	¥392,850	¥—	¥500,400

The following table provides the fair value and gross unrealized losses of the Company’s investments that were deemed to be temporarily impaired as of March 31, 2016:

Thousands of Yen
	Less than 12 months		More than 12 months
		Gross unrealized		Gross unrealized
March 31, 2016	Fair value	loss	Fair value	loss
Debt securities	¥—	¥—	¥100,820	¥1,621

Proceeds from the sale of available‑for‑sale securities were ¥100,000 thousand for the year ended March 31, 2017. Gross realized loss of ¥2,441 thousand were included in "Other income (expenses)" for the year ended March 31, 2017.